5. RELATED PARTY TRANSACTIONS (Details) - USD ($)		3 Months Ended	12 Months Ended
	Apr. 07, 2019	Apr. 30, 2020	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Debt conversion, converted instrument, shares issued	7,000,000
Debt conversion, converted instrument, principle	$ 10,199
OZ Corporation [Member]
Interest rate			0.00%
Short term borrowing			$ 0	$ 147,513
Short-term Borrowing [Member]
Interest rate			15.00%
Short term borrowing			$ 0	$ 0	$ 8,829
Debt conversion, converted instrument, shares issued		7,000,000
Debt conversion, converted instrument, principle		$ 8,829
Debt conversion, converted instrument, accrued interest		$ 1,370